Document and Entity Information	Jul. 29, 2019
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 29, 2019
Entity Registrant Name	ESSEX PROPERTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13106
Entity Tax Identification Number	77-0369576
Entity Address, Address Line One	1100 Park Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	650
Local Phone Number	655-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000920522
Title of 12(b) Security	Common Stock, $0.0001 par value (Essex Property Trust, Inc.)
Trading Symbol	ESS
Security Exchange Name	NYSE
ESSEX PORTFOLIO LP [Member]
Entity Information [Line Items]
Entity Registrant Name	ESSEX PORTFOLIO, L.P.
Entity Incorporation, State or Country Code	CA
Entity File Number	333-44467-01
Entity Tax Identification Number	77-0369575
Entity Emerging Growth Company	false
Entity Central Index Key	0001053059